Financing Receivable, Net - Summary of Activities in Provision for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances	¥ (373,545)		¥ (384,036)	¥ (370,196)
Provision for credit losses	(779,235)	$ (119,423)	(708,684)	(884,056)
Charge-offs	1,078,705		815,421	974,483
Recoveries from prior charge-offs	(225,426)		(96,246)	(104,267)
Ending balances	(529,162)		(373,545)	¥ (384,036)
ASC 326
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances	¥ (229,661)
Ending balances			¥ (229,661)